COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
Operating leases
Future annual payments under the Company's operating leases for various premises, services and equipment, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Subleases	Net Payments
(millions of Canadian $)

2018	75	4	71
2019	76	2	74
2020	73	2	71
2021	71	1	70
2022	63	—	63
2023 and thereafter	443	2	441
	801	11	790

The operating lease agreements for premises, services and equipment expire at various dates through 2052, with an option to renew certain lease agreements for periods of one year to 25 years. Net rental expense on operating leases in 2017 was $93 million (2016 – $145 million; 2015 – $131 million).
Other commitments
TCPL and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business.
Capital expenditure commitments include obligations related to the construction of growth projects and are based on the projects proceeding as planned. Changes to these projects, including cancellation, would reduce or possibly eliminate these commitments as a result of cost mitigation efforts.
At December 31, 2017, TCPL was committed to approximately $0.3 billion of capital expenditures for its Canadian Natural Gas Pipelines, primarily related to construction costs associated with NGTL System natural gas pipeline projects.
At December 31, 2017, TCPL was committed to approximately $0.4 billion of capital expenditures for its U.S. Natural Gas Pipelines, primarily related to construction costs associated with Columbia Gas and Columbia Gulf growth projects.
At December 31, 2017, TCPL was committed to approximately $0.7 billion of capital expenditures for its Mexico Natural Gas Pipelines, primarily related to construction of the Sur de Texas and Villa de Reyes gas pipeline projects.
At December 31, 2017, the Company was committed to approximately $0.1 billion of capital expenditures for its Liquids Pipelines, primarily related to capital projects on operating pipelines.
At December 31, 2017, the Company was committed to approximately $0.4 billion of capital expenditures for its Energy business, primarily related to construction costs of the Napanee Generating Station.
At December 31, 2017, the Company was committed to approximately $0.1 billion of Corporate expenditures related to various information technology services agreements.
Contingencies
TCPL is subject to laws and regulations governing environmental quality and pollution control. As at December 31, 2017, the Company had accrued approximately $34 million (2016 – $39 million) related to operating facilities, which represents the present value of the estimated future amount it expects to expend to remediate the sites. However, additional liabilities may be incurred as assessments occur and remediation efforts continue.
TCPL and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. The amounts involved in such proceedings are not reasonably estimable as the final outcome of such legal proceedings cannot be predicted with certainty. It is the opinion of management that the ultimate resolution of such proceedings and actions, will not have a material impact on the Company's consolidated financial position or results of operations.
In March 2017, the U.S. Department of State issued a U.S. Presidential Permit authorizing construction of the U.S./Canada border crossing facilities of the Keystone XL pipeline. TCPL discontinued its claim under Chapter 11 of the North American Free Trade Agreement and has also withdrawn the U.S. Constitutional challenge that was filed in June 2016 and arose from the November 2015 denial of our Presidential Permit application to construct the Keystone XL pipeline.
Guarantees
TCPL and its partner on the Sur de Texas pipeline, IEnova, have jointly guaranteed the obligations for construction services during the construction of the pipeline.
TCPL and its joint venture partner on Bruce Power, BPC Generation Infrastructure Trust, have each severally guaranteed certain contingent financial obligations of Bruce Power related to a lease agreement and contractor and supplier services.
The Company and its partners in certain other jointly owned entities have either (i) jointly and severally, (ii) jointly or (iii) severally guaranteed the financial performance of these entities. Such agreements include guarantees and letters of credit which are primarily related to delivery of natural gas, construction services and the payment of liabilities. For certain of these entities, any payments made by TCPL under these guarantees in excess of its ownership interest are to be reimbursed by its partners.
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2017		2016
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	ranging to 2020	315	2	805	53
Bruce Power	ranging to 2018	88	1	88	1
Other jointly owned entities	ranging to 2059	104	13	87	28
		507	16	980	82

1	TCPL's share of the potential estimated current or contingent exposure.